PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY-IN-INTEREST TRANSACTIONS
PARTY-IN-INTEREST TRANSACTIONS

Party-in-interest transactions include those with fiduciaries or employees of the Plan, any person who provides services to the Plan, an employer whose employees are covered by the Plan, an employee organization whose members are covered by the Plan, a person who owns 50 percent or more of such an employer or employee association, or relatives of such persons.
The Plan received investment fee rebates of $3,192 and $2,645 during 2025 and 2024, respectively, from mutual fund providers. The Plan pays Lincoln for recordkeeping services. The Plan paid fees of $165,889 and $166,283 for the years ended December 31, 2025 and 2024, respectively.

Certain administrative services are provided by the Corporation at no cost to the Plan. These arrangements are considered exempt party-in-interest transactions under ERISA.

The Plan invests in First Merchants Corporation common stock. Changes in investments in First Merchants Corporation common stock, measured at fair value, were as follows:

First Merchants Corporation Common Stock
Balance at January 1, 2024	$9,873,507

Total unrealized gain included in net decrease in
net assets available for benefits	3,914
Total realized gain included in net decrease in
net assets available for benefits	646,191
Purchases	3,469,100
Settlements	(5,006,484)

Balance at December 31, 2024	$8,986,228

Total unrealized loss included in net decrease in
net assets available for benefits	(719,670)
Total realized gain included in net decrease in
net assets available for benefits	233,604
Purchases	2,109,443
Settlements	(2,141,317)

Balance at December 31, 2025	$8,468,288
Dividend income received from First Merchants Corporation stock was $308,158 and $329,030 for the years ended December 31, 2025 and 2024, respectively.